N-4	May 04, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Jackson National Life Insurance Company of New York
Entity Central Index Key	0001128415
Entity Investment Company Type	N-4
Document Period End Date	May 04, 2026
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
The purpose of this Rate Sheet Prospectus Supplement (“Supplement”) is to provide the current limits on Index losses for new Index Account Option Terms.

This Supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement and must be used in conjunction with an effective prospectus.

It is important that you have the most current Rate Sheet Prospectus Supplement. This Supplement has no specified end date and can be superseded at any time. If we supersede this Supplement with a new Rate Sheet Prospectus Supplement, the new Rate Sheet Prospectus Supplement will be filed a minimum of 10 calendar days prior to its effective date.

The current limits on Index losses for new Index Account Option Terms, as displayed in Appendix A to the prospectus, are highlighted in bold italic typeface in the table below. The current limits on Index losses disclosed in this Supplement apply for Index Account Option Terms that begin on or after May 4, 2026. No other features of the Index Account Options shown in the table have changed. Please refer to Appendix A to the prospectus for information about the Fixed Account Options available under the Contract.

The following is a list of the Index Account Options currently available under the Contract. We may change the features of the Index Account Options listed below (including the Index and the current limits on Index gains and losses), offer new Index Account Options, and terminate existing Index Account Options. We will provide you with written notice before making any changes other than the changes to current limits on Index gains. Information about current limits on Index gains is available at Jackson.com/RatesJMLPA4NY. For more information about the Index Account Options, please see "Index Account" and "Additional Information About the Index Account Options" in the prospectus.

Note: If amounts are removed from an Index Account Option before the end of the Index Account Option Term, we will apply an Interim Value adjustment. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Index Account Option Term. For more information on Interim Value, please see "Interim Value Calculation and Adjustment" in the prospectus.

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
S&P 500[1]	Market Index	1 year	10% Buffer	5.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	20% Buffer	4.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	30% Buffer	3.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	10% Buffer	5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
S&P 500[1]	Market Index	1 year	10% Buffer	5.0% Performance Trigger Rate
S&P 500[1]	Market Index	1 year	30% Buffer	3.0% Performance Trigger Rate
S&P 500[1]	Market Index	1 year	10% Buffer	5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
S&P 500[1]	Market Index	3 years	10% Buffer	15.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	20% Buffer	12.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	30% Buffer	9.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	10% Buffer	15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
S&P 500[1]	Market Index	3 years	10% Buffer	15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
S&P 500[1]	Market Index	6 years	10% Buffer	30.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	20% Buffer	24.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	30% Buffer	18.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	10% Buffer	30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Dow Jones Industrial Average[1]	Market Index	1 year	10% Buffer	5.0% Cap Rate, 100% Index Participation Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
Dow Jones Industrial Average[1]	Market Index	1 year	20% Buffer	4.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	1 year	30% Buffer	3.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	1 year	10% Buffer	5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	1 year	10% Buffer	5.0% Performance Trigger Rate
Dow Jones Industrial Average[1]	Market Index	1 year	30% Buffer	3.0% Performance Trigger Rate
Dow Jones Industrial Average[1]	Market Index	1 year	10% Buffer	5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Dow Jones Industrial Average[1]	Market Index	3 years	10% Buffer	15.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	3 years	20% Buffer	12.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	3 years	30% Buffer	9.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	3 years	10% Buffer	15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	3 years	10% Buffer	15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Dow Jones Industrial Average[1]	Market Index	6 years	10% Buffer	30.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	6 years	20% Buffer	24.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	6 years	30% Buffer	18.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	6 years	10% Buffer	30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Russell 2000[1]	Market Index	1 year	10% Buffer	5.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	20% Buffer	4.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	30% Buffer	3.0% Cap Rate, 100% Index Participation Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
Russell 2000[1]	Market Index	1 year	10% Buffer	5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Russell 2000[1]	Market Index	1 year	10% Buffer	5.0% Performance Trigger Rate
Russell 2000[1]	Market Index	1 year	30% Buffer	3.0% Performance Trigger Rate
Russell 2000[1]	Market Index	1 year	10% Buffer	5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Russell 2000[1]	Market Index	3 years	10% Buffer	15.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	20% Buffer	12.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	30% Buffer	9.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	10% Buffer	15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Russell 2000[1]	Market Index	3 years	10% Buffer	15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Russell 2000[1]	Market Index	6 years	10% Buffer	30.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	6 years	20% Buffer	24.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	6 years	30% Buffer	18.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	6 years	10% Buffer	30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI EAFE[1]	Market Index	1 year	10% Buffer	5.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	20% Buffer	4.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	30% Buffer	3.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	10% Buffer	5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	10% Buffer	5.0% Performance Trigger Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
MSCI EAFE[1]	Market Index	1 year	30% Buffer	3.0% Performance Trigger Rate
MSCI EAFE[1]	Market Index	1 year	10% Buffer	5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI EAFE[1]	Market Index	3 years	10% Buffer	15.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	20% Buffer	12.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	30% Buffer	9.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	10% Buffer	15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	10% Buffer	15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI EAFE[1]	Market Index	6 years	10% Buffer	30.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	20% Buffer	24.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	30% Buffer	18.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	10% Buffer	30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI Emerging Markets[1]	Market Index	1 year	10% Buffer	5.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	20% Buffer	4.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	30% Buffer	3.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	10% Buffer	5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	10% Buffer	5.0% Performance Trigger Rate
MSCI Emerging Markets[1]	Market Index	1 year	30% Buffer	3.0% Performance Trigger Rate
MSCI Emerging Markets[1]	Market Index	1 year	10% Buffer	5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
MSCI Emerging Markets[1]	Market Index	3 years	10% Buffer	15.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	20% Buffer	12.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	30% Buffer	9.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	10% Buffer	15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	10% Buffer	15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI Emerging Markets[1]	Market Index	6 years	10% Buffer	30.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	20% Buffer	24.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	30% Buffer	18.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	10% Buffer	30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Nasdaq-100[1]	Market Index	1 year	10% Buffer	5.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	20% Buffer	4.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	30% Buffer	3.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	10% Buffer	5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	10% Buffer	5.0% Performance Trigger Rate
Nasdaq-100[1]	Market Index	1 year	30% Buffer	3.0% Performance Trigger Rate
Nasdaq-100[1]	Market Index	1 year	10% Buffer	5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Nasdaq-100[1]	Market Index	3 years	10% Buffer	15.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	3 years	20% Buffer	12.0% Cap Rate, 100% Index Participation Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
Nasdaq-100[1]	Market Index	3 years	30% Buffer	9.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	3 years	10% Buffer	15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Nasdaq-100[1]	Market Index	3 years	10% Buffer	15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Nasdaq-100[1]	Market Index	6 years	10% Buffer	30.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	6 years	20% Buffer	24.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	6 years	30% Buffer	18.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	6 years	10% Buffer	30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate

1.All Indexes are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index. This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.

We reserve the right to delete or add Index Account Options, Indexes, Crediting Methods, Protection Options, and Index Account Option Terms in the future. There will always be more than one Index Account Option available, and those options will always be identical or similar to one of the options disclosed in this prospectus. When offered, available Buffer rates are guaranteed to be no less than 10%. There will always be at least one Protection Option available for election.

All Rate Sheet Prospectus Supplements are available by contacting our Jackson of NY Customer Care Center at 1-800-599-5651, and are also available at www.jackson.com/product-literature-11.html.

Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]
The current limits on Index losses for new Index Account Option Terms, as displayed in Appendix A to the prospectus, are highlighted in bold italic typeface in the table below. The current limits on Index losses disclosed in this Supplement apply for Index Account Option Terms that begin on or after May 4, 2026. No other features of the Index Account Options shown in the table have changed. Please refer to Appendix A to the prospectus for information about the Fixed Account Options available under the Contract.

The following is a list of the Index Account Options currently available under the Contract. We may change the features of the Index Account Options listed below (including the Index and the current limits on Index gains and losses), offer new Index Account Options, and terminate existing Index Account Options. We will provide you with written notice before making any changes other than the changes to current limits on Index gains. Information about current limits on Index gains is available at Jackson.com/RatesJMLPA4NY. For more information about the Index Account Options, please see "Index Account" and "Additional Information About the Index Account Options" in the prospectus.

Note: If amounts are removed from an Index Account Option before the end of the Index Account Option Term, we will apply an Interim Value adjustment. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Index Account Option Term. For more information on Interim Value, please see "Interim Value Calculation and Adjustment" in the prospectus.

Index-Linked Options Available [Table Text Block]

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
S&P 500[1]	Market Index	1 year	10% Buffer	5.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	20% Buffer	4.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	30% Buffer	3.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	10% Buffer	5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
S&P 500[1]	Market Index	1 year	10% Buffer	5.0% Performance Trigger Rate
S&P 500[1]	Market Index	1 year	30% Buffer	3.0% Performance Trigger Rate
S&P 500[1]	Market Index	1 year	10% Buffer	5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
S&P 500[1]	Market Index	3 years	10% Buffer	15.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	20% Buffer	12.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	30% Buffer	9.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	10% Buffer	15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
S&P 500[1]	Market Index	3 years	10% Buffer	15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
S&P 500[1]	Market Index	6 years	10% Buffer	30.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	20% Buffer	24.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	30% Buffer	18.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	10% Buffer	30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Dow Jones Industrial Average[1]	Market Index	1 year	10% Buffer	5.0% Cap Rate, 100% Index Participation Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
Dow Jones Industrial Average[1]	Market Index	1 year	20% Buffer	4.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	1 year	30% Buffer	3.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	1 year	10% Buffer	5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	1 year	10% Buffer	5.0% Performance Trigger Rate
Dow Jones Industrial Average[1]	Market Index	1 year	30% Buffer	3.0% Performance Trigger Rate
Dow Jones Industrial Average[1]	Market Index	1 year	10% Buffer	5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Dow Jones Industrial Average[1]	Market Index	3 years	10% Buffer	15.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	3 years	20% Buffer	12.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	3 years	30% Buffer	9.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	3 years	10% Buffer	15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	3 years	10% Buffer	15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Dow Jones Industrial Average[1]	Market Index	6 years	10% Buffer	30.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	6 years	20% Buffer	24.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	6 years	30% Buffer	18.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	6 years	10% Buffer	30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Russell 2000[1]	Market Index	1 year	10% Buffer	5.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	20% Buffer	4.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	30% Buffer	3.0% Cap Rate, 100% Index Participation Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
Russell 2000[1]	Market Index	1 year	10% Buffer	5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Russell 2000[1]	Market Index	1 year	10% Buffer	5.0% Performance Trigger Rate
Russell 2000[1]	Market Index	1 year	30% Buffer	3.0% Performance Trigger Rate
Russell 2000[1]	Market Index	1 year	10% Buffer	5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Russell 2000[1]	Market Index	3 years	10% Buffer	15.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	20% Buffer	12.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	30% Buffer	9.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	10% Buffer	15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Russell 2000[1]	Market Index	3 years	10% Buffer	15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Russell 2000[1]	Market Index	6 years	10% Buffer	30.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	6 years	20% Buffer	24.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	6 years	30% Buffer	18.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	6 years	10% Buffer	30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI EAFE[1]	Market Index	1 year	10% Buffer	5.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	20% Buffer	4.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	30% Buffer	3.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	10% Buffer	5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	10% Buffer	5.0% Performance Trigger Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
MSCI EAFE[1]	Market Index	1 year	30% Buffer	3.0% Performance Trigger Rate
MSCI EAFE[1]	Market Index	1 year	10% Buffer	5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI EAFE[1]	Market Index	3 years	10% Buffer	15.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	20% Buffer	12.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	30% Buffer	9.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	10% Buffer	15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	10% Buffer	15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI EAFE[1]	Market Index	6 years	10% Buffer	30.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	20% Buffer	24.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	30% Buffer	18.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	10% Buffer	30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI Emerging Markets[1]	Market Index	1 year	10% Buffer	5.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	20% Buffer	4.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	30% Buffer	3.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	10% Buffer	5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	10% Buffer	5.0% Performance Trigger Rate
MSCI Emerging Markets[1]	Market Index	1 year	30% Buffer	3.0% Performance Trigger Rate
MSCI Emerging Markets[1]	Market Index	1 year	10% Buffer	5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
MSCI Emerging Markets[1]	Market Index	3 years	10% Buffer	15.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	20% Buffer	12.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	30% Buffer	9.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	10% Buffer	15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	10% Buffer	15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI Emerging Markets[1]	Market Index	6 years	10% Buffer	30.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	20% Buffer	24.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	30% Buffer	18.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	10% Buffer	30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Nasdaq-100[1]	Market Index	1 year	10% Buffer	5.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	20% Buffer	4.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	30% Buffer	3.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	10% Buffer	5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	10% Buffer	5.0% Performance Trigger Rate
Nasdaq-100[1]	Market Index	1 year	30% Buffer	3.0% Performance Trigger Rate
Nasdaq-100[1]	Market Index	1 year	10% Buffer	5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Nasdaq-100[1]	Market Index	3 years	10% Buffer	15.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	3 years	20% Buffer	12.0% Cap Rate, 100% Index Participation Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
Nasdaq-100[1]	Market Index	3 years	30% Buffer	9.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	3 years	10% Buffer	15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Nasdaq-100[1]	Market Index	3 years	10% Buffer	15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Nasdaq-100[1]	Market Index	6 years	10% Buffer	30.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	6 years	20% Buffer	24.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	6 years	30% Buffer	18.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	6 years	10% Buffer	30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
1.All Indexes are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index. This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Available, Price Return Index Underperforms [Text Block]	All Indexes are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index. This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.
S&P 500, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	4.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P1Y, 30% Buffer, 3.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	30% Buffer
Index-Linked Option Available, Index Gain Limit Type	3.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P1Y, 10% Buffer, 5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
S&P 500, Market Index, P1Y, 10% Buffer, 5.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Performance Trigger Rate
S&P 500, Market Index, P1Y, 30% Buffer, 3.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	30% Buffer
Index-Linked Option Available, Index Gain Limit Type	3.0% Performance Trigger Rate
S&P 500, Market Index, P1Y, 10% Buffer, 5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
S&P 500, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	15.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	12.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P3Y, 30% Buffer, 9.0% Cap Rate, 100%Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	30% Buffer
Index-Linked Option Available, Index Gain Limit Type	9.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P3Y, 10% Buffer, 15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
S&P 500, Market Index, P3Y, 10% Buffer, 15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
S&P 500, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	30.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	24.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P6Y, 30% Buffer, 18.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	30% Buffer
Index-Linked Option Available, Index Gain Limit Type	18.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P6Y, 10% Buffer, 30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Dow Jones Industrial Average, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dow Jones Industrial Average1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dow Jones Industrial Average1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	4.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average, Market Index, P1Y, 30% Buffer, 3.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dow Jones Industrial Average1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	30% Buffer
Index-Linked Option Available, Index Gain Limit Type	3.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average, Market Index, P1Y, 10% Buffer, 5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dow Jones Industrial Average1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Dow Jones Industrial Average, Market Index, P1Y, 10% Buffer, 5.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dow Jones Industrial Average1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Performance Trigger Rate
Dow Jones Industrial Average, Market Index, P1Y, 30% Buffer, 3.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dow Jones Industrial Average1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	30% Buffer
Index-Linked Option Available, Index Gain Limit Type	3.0% Performance Trigger Rate
Dow Jones Industrial Average, Market Index, P1Y, 10% Buffer, 5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dow Jones Industrial Average1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Dow Jones Industrial Average, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dow Jones Industrial Average1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	15.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dow Jones Industrial Average1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	12.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average, Market Index, P3Y, 30% Buffer, 9.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dow Jones Industrial Average1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	30% Buffer
Index-Linked Option Available, Index Gain Limit Type	9.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average, Market Index, P3Y, 10% Buffer, 15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dow Jones Industrial Average1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Dow Jones Industrial Average, Market Index, P3Y, 10% Buffer, 15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dow Jones Industrial Average1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Dow Jones Industrial Average, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dow Jones Industrial Average1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	30.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dow Jones Industrial Average1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	24.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average, Market Index, P6Y, 30% Buffer, 18.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dow Jones Industrial Average1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	30% Buffer
Index-Linked Option Available, Index Gain Limit Type	18.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average, Market Index, P6Y, 10% Buffer, 30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dow Jones Industrial Average1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Russell 2000, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	4.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P1Y, 30% Buffer, 3.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	30% Buffer
Index-Linked Option Available, Index Gain Limit Type	3.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P1Y, 10% Buffer, 5.0% Guaranteed Cap Rate, 100%Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Russell 2000, Market Index, P1Y, 10% Buffer, 5.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Performance Trigger Rate
Russell 2000, Market Index, P1Y, 30% Buffer, 3.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	30% Buffer
Index-Linked Option Available, Index Gain Limit Type	3.0% Performance Trigger Rate
Russell 2000, Market Index, P1Y, 10% Buffer, 5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Russell 2000, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	15.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	12.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P3Y, 30% Buffer, 9.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	30% Buffer
Index-Linked Option Available, Index Gain Limit Type	9.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P3Y, 10% Buffer, 15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Russell 2000, Market Index, P3Y, 10% Buffer, 15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Russell 2000, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	30.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	24.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P6Y, 30% Buffer, 18.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	30% Buffer
Index-Linked Option Available, Index Gain Limit Type	18.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P6Y, 10% Buffer, 30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI EAFE, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	4.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P1Y, 30% Buffer, 3.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	30% Buffer
Index-Linked Option Available, Index Gain Limit Type	3.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P1Y, 10% Buffer, 5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
MSCI EAFE, Market Index, P1Y, 10% Buffer, 5.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Performance Trigger Rate
MSCI EAFE, Market Index, P1Y, 30% Buffer, 3.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	30% Buffer
Index-Linked Option Available, Index Gain Limit Type	3.0% Performance Trigger Rate
MSCI EAFE, Market Index, P1Y, 10% Buffer, 5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI EAFE, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	15.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	12.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P3Y, 30% Buffer, 9.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	30% Buffer
Index-Linked Option Available, Index Gain Limit Type	9.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P3Y, 10% Buffer, 15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
MSCI EAFE, Market Index, P3Y, 10% Buffer, 15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI EAFE, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	30.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	24.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P6Y, 30% Buffer, 18.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	30% Buffer
Index-Linked Option Available, Index Gain Limit Type	18.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P6Y, 10% Buffer, 30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI Emerging Markets, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	4.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P1Y, 30% Buffer, 3.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	30% Buffer
Index-Linked Option Available, Index Gain Limit Type	3.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P1Y, 10% Buffer, 5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
MSCI Emerging Markets, Market Index, P1Y, 10% Buffer, 5.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Performance Trigger Rate
MSCI Emerging Markets, Market Index, P1Y, 30% Buffer, 3.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	30% Buffer
Index-Linked Option Available, Index Gain Limit Type	3.0% Performance Trigger Rate
MSCI Emerging Markets, Market Index, P1Y, 10% Buffer, 5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI Emerging Markets, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	15.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	12.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P3Y, 30% Buffer, 9.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	30% Buffer
Index-Linked Option Available, Index Gain Limit Type	9.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P3Y, 10% Buffer, 15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
MSCI Emerging Markets, Market Index, P3Y, 10% Buffer, 15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI Emerging Markets, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	30.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	24.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P6Y, 30% Buffer, 18.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	30% Buffer
Index-Linked Option Available, Index Gain Limit Type	18.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P6Y, 10% Buffer, 30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Nasdaq-100, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	4.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P1Y, 30% Buffer, 3.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	30% Buffer
Index-Linked Option Available, Index Gain Limit Type	3.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P1Y, 10% Buffer, 5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Nasdaq-100, Market Index, P1Y, 10% Buffer, 5.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Performance Trigger Rate
Nasdaq-100, Market Index, P1Y, 30% Buffer, 3.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	30% Buffer
Index-Linked Option Available, Index Gain Limit Type	3.0% Performance Trigger Rate
Nasdaq-100, Market Index, P1Y, 10% Buffer, 5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Nasdaq-100, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	15.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	12.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P3Y, 30% Buffer, 9.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	30% Buffer
Index-Linked Option Available, Index Gain Limit Type	9.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P3Y, 10% Buffer, 15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Nasdaq-100, Market Index, P3Y, 10% Buffer, 15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Nasdaq-100, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	30.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	24.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P6Y, 30% Buffer, 18.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	30% Buffer
Index-Linked Option Available, Index Gain Limit Type	18.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P6Y, 10% Buffer, 30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Buffer Rate Return Limit [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 30% Buffer, 3.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 10% Buffer, 5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 10% Buffer, 5.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 30% Buffer, 3.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 10% Buffer, 5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 30% Buffer, 9.0% Cap Rate, 100%Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 10% Buffer, 15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 10% Buffer, 15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 30% Buffer, 18.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 10% Buffer, 30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P1Y, 30% Buffer, 3.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Buffer Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P1Y, 10% Buffer, 5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P1Y, 10% Buffer, 5.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P1Y, 30% Buffer, 3.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Buffer Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P1Y, 10% Buffer, 5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P3Y, 30% Buffer, 9.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Buffer Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P3Y, 10% Buffer, 15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P3Y, 10% Buffer, 15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P6Y, 30% Buffer, 18.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Buffer Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P6Y, 10% Buffer, 30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 30% Buffer, 3.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Buffer Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 10% Buffer, 5.0% Guaranteed Cap Rate, 100%Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 10% Buffer, 5.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 30% Buffer, 3.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Buffer Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 10% Buffer, 5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 30% Buffer, 9.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Buffer Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 10% Buffer, 15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 10% Buffer, 15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 30% Buffer, 18.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Buffer Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 10% Buffer, 30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 30% Buffer, 3.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Buffer Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 10% Buffer, 5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 10% Buffer, 5.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 30% Buffer, 3.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Buffer Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 10% Buffer, 5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 30% Buffer, 9.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Buffer Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 10% Buffer, 15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 10% Buffer, 15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 30% Buffer, 18.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Buffer Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 10% Buffer, 30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 30% Buffer, 3.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Buffer Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 10% Buffer, 5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 10% Buffer, 5.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 30% Buffer, 3.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Buffer Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 10% Buffer, 5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 30% Buffer, 9.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Buffer Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 10% Buffer, 15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 10% Buffer, 15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 30% Buffer, 18.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Buffer Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 10% Buffer, 30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 30% Buffer, 3.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Buffer Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 10% Buffer, 5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 10% Buffer, 5.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 30% Buffer, 3.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Buffer Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 10% Buffer, 5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 30% Buffer, 9.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Buffer Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 10% Buffer, 15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 10% Buffer, 15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 30% Buffer, 18.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Buffer Rate Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 10% Buffer, 30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	4.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 30% Buffer, 3.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 10% Buffer, 5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 30% Buffer, 9.0% Cap Rate, 100%Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 10% Buffer, 15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	30.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	24.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 30% Buffer, 18.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	18.00%
Cap Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Cap Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	4.00%
Cap Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P1Y, 30% Buffer, 3.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Cap Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P1Y, 10% Buffer, 5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Cap Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Cap Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
Cap Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P3Y, 30% Buffer, 9.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Cap Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P3Y, 10% Buffer, 15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Cap Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	30.00%
Cap Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	24.00%
Cap Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P6Y, 30% Buffer, 18.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	18.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	4.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 30% Buffer, 3.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 10% Buffer, 5.0% Guaranteed Cap Rate, 100%Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 30% Buffer, 9.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 10% Buffer, 15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	30.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	24.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 30% Buffer, 18.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	18.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	4.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 30% Buffer, 3.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 10% Buffer, 5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 30% Buffer, 9.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 10% Buffer, 15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	30.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	24.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 30% Buffer, 18.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	18.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	4.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 30% Buffer, 3.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 10% Buffer, 5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 30% Buffer, 9.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 10% Buffer, 15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	30.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	24.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 30% Buffer, 18.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	18.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	4.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 30% Buffer, 3.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 10% Buffer, 5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 30% Buffer, 9.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 10% Buffer, 15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	30.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	24.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 30% Buffer, 18.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	18.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 30% Buffer, 3.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 10% Buffer, 5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 30% Buffer, 9.0% Cap Rate, 100%Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 10% Buffer, 15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 30% Buffer, 18.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P1Y, 30% Buffer, 3.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P1Y, 10% Buffer, 5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P3Y, 30% Buffer, 9.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P3Y, 10% Buffer, 15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P6Y, 30% Buffer, 18.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 30% Buffer, 3.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 10% Buffer, 5.0% Guaranteed Cap Rate, 100%Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 30% Buffer, 9.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 10% Buffer, 15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 30% Buffer, 18.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 30% Buffer, 3.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 10% Buffer, 5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 30% Buffer, 9.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 10% Buffer, 15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 30% Buffer, 18.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 30% Buffer, 3.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 10% Buffer, 5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 30% Buffer, 9.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 10% Buffer, 15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 30% Buffer, 18.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 30% Buffer, 3.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 10% Buffer, 5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 30% Buffer, 9.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 10% Buffer, 15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 30% Buffer, 18.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Performance Trigger Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 10% Buffer, 5.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Trigger Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 30% Buffer, 3.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Performance Trigger Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P1Y, 10% Buffer, 5.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Trigger Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P1Y, 30% Buffer, 3.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Performance Trigger Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 10% Buffer, 5.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Trigger Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 30% Buffer, 3.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Performance Trigger Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 10% Buffer, 5.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Trigger Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 30% Buffer, 3.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Performance Trigger Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 10% Buffer, 5.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Trigger Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 30% Buffer, 3.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Performance Trigger Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 10% Buffer, 5.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Trigger Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 30% Buffer, 3.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Performance Boost Cap Rate [Member] | S&P 500, Market Index, P1Y, 10% Buffer, 5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Boost Cap Rate [Member] | S&P 500, Market Index, P3Y, 10% Buffer, 15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Performance Boost Cap Rate [Member] | S&P 500, Market Index, P6Y, 10% Buffer, 30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	30.00%
Performance Boost Cap Rate [Member] | Dow Jones Industrial Average, Market Index, P1Y, 10% Buffer, 5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Boost Cap Rate [Member] | Dow Jones Industrial Average, Market Index, P3Y, 10% Buffer, 15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Performance Boost Cap Rate [Member] | Dow Jones Industrial Average, Market Index, P6Y, 10% Buffer, 30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	30.00%
Performance Boost Cap Rate [Member] | Russell 2000, Market Index, P1Y, 10% Buffer, 5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Boost Cap Rate [Member] | Russell 2000, Market Index, P3Y, 10% Buffer, 15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Performance Boost Cap Rate [Member] | Russell 2000, Market Index, P6Y, 10% Buffer, 30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	30.00%
Performance Boost Cap Rate [Member] | MSCI EAFE, Market Index, P1Y, 10% Buffer, 5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Boost Cap Rate [Member] | MSCI EAFE, Market Index, P3Y, 10% Buffer, 15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Performance Boost Cap Rate [Member] | MSCI EAFE, Market Index, P6Y, 10% Buffer, 30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	30.00%
Performance Boost Cap Rate [Member] | MSCI Emerging Markets, Market Index, P1Y, 10% Buffer, 5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Boost Cap Rate [Member] | MSCI Emerging Markets, Market Index, P3Y, 10% Buffer, 15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Performance Boost Cap Rate [Member] | MSCI Emerging Markets, Market Index, P6Y, 10% Buffer, 30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	30.00%
Performance Boost Cap Rate [Member] | Nasdaq-100, Market Index, P1Y, 10% Buffer, 5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Boost Cap Rate [Member] | Nasdaq-100, Market Index, P3Y, 10% Buffer, 15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Performance Boost Cap Rate [Member] | Nasdaq-100, Market Index, P6Y, 10% Buffer, 30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	30.00%
Performance Boost Rate [Member] | S&P 500, Market Index, P1Y, 10% Buffer, 5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Rate [Member] | S&P 500, Market Index, P3Y, 10% Buffer, 15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Rate [Member] | S&P 500, Market Index, P6Y, 10% Buffer, 30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Rate [Member] | Dow Jones Industrial Average, Market Index, P1Y, 10% Buffer, 5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Rate [Member] | Dow Jones Industrial Average, Market Index, P3Y, 10% Buffer, 15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Rate [Member] | Dow Jones Industrial Average, Market Index, P6Y, 10% Buffer, 30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Rate [Member] | Russell 2000, Market Index, P1Y, 10% Buffer, 5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Rate [Member] | Russell 2000, Market Index, P3Y, 10% Buffer, 15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Rate [Member] | Russell 2000, Market Index, P6Y, 10% Buffer, 30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Rate [Member] | MSCI EAFE, Market Index, P1Y, 10% Buffer, 5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Rate [Member] | MSCI EAFE, Market Index, P3Y, 10% Buffer, 15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Rate [Member] | MSCI EAFE, Market Index, P6Y, 10% Buffer, 30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Rate [Member] | MSCI Emerging Markets, Market Index, P1Y, 10% Buffer, 5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Rate [Member] | MSCI Emerging Markets, Market Index, P3Y, 10% Buffer, 15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Rate [Member] | MSCI Emerging Markets, Market Index, P6Y, 10% Buffer, 30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Rate [Member] | Nasdaq-100, Market Index, P1Y, 10% Buffer, 5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Rate [Member] | Nasdaq-100, Market Index, P3Y, 10% Buffer, 15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Rate [Member] | Nasdaq-100, Market Index, P6Y, 10% Buffer, 30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%